GUARANTEES OF REGISTERED SECURITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidating Income Statements [Abstract]
REVENUE	$ 1,282.8	$ 1,843.2	$ 2,137.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	685.0	779.7	980.2
Depreciation and amortization	403.7	402.9	391.4
Selling, general and administrative	104.6	102.2	114.3
Gain on sale of assets to unconsolidated subsidiary	(157.4)	0.0	0.0
(Gain) loss on disposals of property and equipment	9.4	8.7	(7.7)
Gain on litigation settlement			0.0
Material charges and other operating items	0.0	32.9	337.3
Total costs and expenses	1,045.3	1,326.4	1,815.5
Equity in earnings of unconsolidated subsidiary	0.9	0.0	0.0
INCOME FROM OPERATIONS	238.4	516.8	321.5
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(155.7)	(155.5)	(145.3)
Interest income	15.4	3.8	1.1
Gain on extinguishment of debt	1.7	(31.2)	(1.5)
Other - net	(0.5)	(8.3)	(18.1)
Total other (expense) - net	(139.1)	(191.2)	(163.8)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES	99.3	325.6	157.7
Provision for income taxes	26.6	5.0	64.4
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX	0.0	0.0	0.0
NET INCOME	72.7	320.6	93.3
Statement of Comprehensive Income [Abstract]
NET INCOME	72.7	320.6	93.3
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes	(33.3)	(5.1)	7.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)	(21.9)	2.3	20.8
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	50.8	322.9	114.1
CURRENT ASSETS:
Cash and cash equivalents	1,255.5	484.2	339.2	$ 1,332.1	$ 1,255.5
Receivables - trade and other				212.8	301.3
Prepaid expenses and other current assets				15.5	23.5
Total current assets				1,560.4	1,580.3
Property and equipment - gross				8,833.9	9,100.8
Less accumulated depreciation and amortization				2,281.2	2,040.8
Property and equipment - net				6,552.7	7,060.0
Investment in Consolidated Subsidiary				0.0	0.0
Long-term note receivable from unconsolidated subsidiary				270.2	0.0
Due from affiliates				0.0	0.0
Investment in unconsolidated subsidiary				30.9	0.0
Other assets				44.1	35.3
TOTAL ASSETS				8,458.3	8,675.6
CURRENT LIABILITIES:
Current portion of long-term debt				0.0	126.8
Accounts payable - trade				97.2	94.3
Deferred revenue				1.1	103.9
Accrued liabilities				159.1	158.8
Total current liabilities				257.4	483.8
Long-term debt, less current portion				2,510.3	2,553.4
Due to affiliates				0.0	0.0
Other liabilities				293.6	338.8
Deferred income taxes - net				10.9	185.7
Shareholders' equity				5,386.1	5,113.9
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY				8,458.3	8,675.6
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations	299.8	929.6	999.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(100.6)	(117.6)	(722.9)
Proceeds from (Payments for) Other Financing Activities	(7.7)	0.0	0.0
Investment in unconsolidated subsidiary	(30.0)	0.0	0.0
Contributions to unconsolidated subsidiary for note receivable	(357.7)	0.0	0.0
Proceeds from sale of assets to unconsolidated subsidiary	357.7	0.0	0.0
Repayments of note receivable from unconsolidated subsidiary	87.5	0.0	0.0
Proceeds from disposals of property and equipment	3.3	6.2	19.4
Advances on note receivable from consolidated subsidiary			0.0
Collections on note receivable from consolidated subsidiary		0.0	0.0
Investments in consolidated subsidiaries	0.0	0.0	0.0
Net cash provided by (used in) investing activities	(47.5)	(111.4)	(703.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	0.0	0.0	0.0
Distributions to issuer	0.0	0.0	0.0
Proceeds from borrowings	0.0	500.0	220.0
Reductions of long-term debt	(170.0)	(511.8)	(317.9)
Payments of Financing Costs	0.0	24.0	1.0
Dividends paid	0.0	0.0	(50.5)
Debt issue costs	0.0	(8.7)	0.0
Shares repurchased for tax withholdings on vesting of restricted share units	(5.7)	(5.0)	(1.2)
Excess tax benefits from share-based compensation	0.0	2.6	0.0
Net cash provided by (used in) financing activities	(175.7)	(46.9)	(150.6)
INCREASE IN CASH AND CASH EQUIVALENTS	76.6	771.3	145.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,255.5	484.2	339.2
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,332.1	1,255.5	484.2
Consolidation, Eliminations [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE	(49.1)	(34.1)	(56.4)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	(43.0)	(29.1)	(50.4)
Depreciation and amortization	0.0	1.0	1.5
Selling, general and administrative	(6.1)	(6.0)	(7.5)
Gain on sale of assets to unconsolidated subsidiary	0.0
(Gain) loss on disposals of property and equipment	0.0	0.0	0.0
Gain on litigation settlement			0.0
Material charges and other operating items		0.0	0.0
Total costs and expenses	(49.1)	(34.1)	(56.4)
Equity in earnings of unconsolidated subsidiary	0.0
INCOME FROM OPERATIONS	0.0	0.0	0.0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0.6	4.1	22.8
Interest income	(0.6)	(4.1)	(22.8)
Gain on extinguishment of debt	0.0	0.0	0.0
Other - net	0.0	0.0	0.0
Total other (expense) - net	0.0	0.0	0.0
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES	0.0	0.0	0.0
Provision for income taxes	0.0	6.6	(1.4)
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX	(290.9)	(335.7)	(18.6)
NET INCOME	(290.9)	(342.3)	(17.2)
Statement of Comprehensive Income [Abstract]
NET INCOME	(290.9)	(342.3)	(17.2)
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes	33.3	5.1	(7.0)
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	(11.4)	(7.4)	(13.8)
OTHER COMPREHENSIVE INCOME (LOSS)	21.9	(2.3)	(20.8)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(269.0)	(344.6)	(38.0)
CURRENT ASSETS:
Cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Receivables - trade and other				0.0	0.0
Prepaid expenses and other current assets				0.0	0.0
Total current assets				0.0	0.0
Property and equipment - gross				0.0	0.0
Less accumulated depreciation and amortization				0.0	0.0
Property and equipment - net				0.0	0.0
Investment in Consolidated Subsidiary				(11,788.2)	(11,246.1)
Long-term note receivable from unconsolidated subsidiary				0.0
Due from affiliates				(691.7)	(501.8)
Investment in unconsolidated subsidiary				0.0
Other assets				0.0	0.0
TOTAL ASSETS				(12,479.9)	(11,747.9)
CURRENT LIABILITIES:
Current portion of long-term debt					0.0
Accounts payable - trade				0.0	0.0
Deferred revenue				0.0	0.0
Accrued liabilities				0.0	0.0
Total current liabilities				0.0	0.0
Long-term debt, less current portion				0.0	0.0
Due to affiliates				(691.7)	(501.8)
Other liabilities				0.0	0.0
Deferred income taxes - net				0.0	0.0
Shareholders' equity				(11,788.2)	(11,246.1)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY				(12,479.9)	(11,747.9)
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations	(15.1)	(106.5)	(47.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0.0	0.0	0.0
Proceeds from (Payments for) Other Financing Activities	0.0
Investment in unconsolidated subsidiary	0.0
Contributions to unconsolidated subsidiary for note receivable	0.0
Proceeds from sale of assets to unconsolidated subsidiary	0.0
Repayments of note receivable from unconsolidated subsidiary	0.0
Proceeds from disposals of property and equipment	0.0	0.0	0.0
Advances on note receivable from consolidated subsidiary			481.3
Collections on note receivable from consolidated subsidiary		(689.7)	(540.1)
Investments in consolidated subsidiaries	(32.6)	80.8	37.5
Net cash provided by (used in) investing activities	(32.6)	(608.9)	(21.3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	0.0	(3.2)	(1.6)
Distributions to issuer	32.6	(80.8)	(37.5)
Proceeds from borrowings		0.0	(481.3)
Reductions of long-term debt	0.0	689.7	540.1
Payments of Financing Costs		0.0	0.0
Dividends paid	15.1	109.7	49.0
Debt issue costs		0.0
Shares repurchased for tax withholdings on vesting of restricted share units	0.0	0.0	0.0
Excess tax benefits from share-based compensation		0.0
Net cash provided by (used in) financing activities	47.7	715.4	68.7
INCREASE IN CASH AND CASH EQUIVALENTS	0.0	0.0	0.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0.0	0.0	0.0
CASH AND CASH EQUIVALENTS, END OF PERIOD	0.0	0.0	0.0
Rowan Companies plc (Parent) [Member] | Reportable Legal Entities [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE	0.0	0.0	0.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
Selling, general and administrative	29.2	28.5	26.2
Gain on sale of assets to unconsolidated subsidiary	0.0
(Gain) loss on disposals of property and equipment	0.0	0.0	0.0
Gain on litigation settlement			0.0
Material charges and other operating items		0.0	0.0
Total costs and expenses	29.2	28.5	26.2
Equity in earnings of unconsolidated subsidiary	0.0
INCOME FROM OPERATIONS	(29.2)	(28.5)	(26.2)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0.0	0.0	0.0
Interest income	0.0	0.0	0.8
Gain on extinguishment of debt	0.0	0.0	0.0
Other - net	20.4	21.2	22.3
Total other (expense) - net	20.4	21.2	23.1
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES	(8.8)	(7.3)	(3.1)
Provision for income taxes	0.0	0.0	0.0
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX	81.5	327.9	96.4
NET INCOME	72.7	320.6	93.3
Statement of Comprehensive Income [Abstract]
NET INCOME	72.7	320.6	93.3
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes	(33.3)	(5.1)	7.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)	(21.9)	2.3	20.8
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	50.8	322.9	114.1
CURRENT ASSETS:
Cash and cash equivalents	3.7	17.3	45.9	0.2	3.7
Receivables - trade and other				0.0	0.0
Prepaid expenses and other current assets				0.3	0.3
Total current assets				0.5	4.0
Property and equipment - gross				0.0	0.0
Less accumulated depreciation and amortization				0.0	0.0
Property and equipment - net				0.0	0.0
Investment in Consolidated Subsidiary				5,401.1	5,115.8
Long-term note receivable from unconsolidated subsidiary				0.0
Due from affiliates				0.2	0.4
Investment in unconsolidated subsidiary				0.0
Other assets				0.0	0.0
TOTAL ASSETS				5,401.8	5,120.2
CURRENT LIABILITIES:
Current portion of long-term debt					0.0
Accounts payable - trade				0.7	0.4
Deferred revenue				0.0	0.0
Accrued liabilities				0.0	0.3
Total current liabilities				0.7	0.7
Long-term debt, less current portion				0.0	0.0
Due to affiliates				11.2	0.4
Other liabilities				3.8	5.2
Deferred income taxes - net				0.0	0.0
Shareholders' equity				5,386.1	5,113.9
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY				5,401.8	5,120.2
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations	(10.0)	(6.4)	(6.3)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0.0	0.0	0.0
Proceeds from (Payments for) Other Financing Activities	0.0
Investment in unconsolidated subsidiary	0.0
Contributions to unconsolidated subsidiary for note receivable	0.0
Proceeds from sale of assets to unconsolidated subsidiary	0.0
Repayments of note receivable from unconsolidated subsidiary	0.0
Proceeds from disposals of property and equipment	0.0	0.0	0.0
Advances on note receivable from consolidated subsidiary			0.0
Collections on note receivable from consolidated subsidiary		0.0	36.6
Investments in consolidated subsidiaries	0.0	(0.2)	0.2
Net cash provided by (used in) investing activities	0.0	(0.2)	36.8
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	12.2	(2.0)	(7.4)
Distributions to issuer	0.0	0.0	0.0
Proceeds from borrowings		0.0	0.0
Reductions of long-term debt	0.0	0.0	0.0
Payments of Financing Costs		0.0	0.0
Dividends paid	0.0	0.0	(50.5)
Debt issue costs		0.0
Shares repurchased for tax withholdings on vesting of restricted share units	(5.7)	(5.0)	(1.2)
Excess tax benefits from share-based compensation		0.0
Net cash provided by (used in) financing activities	6.5	(7.0)	(59.1)
INCREASE IN CASH AND CASH EQUIVALENTS	(3.5)	(13.6)	(28.6)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3.7	17.3	45.9
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 0.2	3.7	17.3
RCI (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary ownership percentage by parent	100.00%
RCI (Issuer) [Member] | Reportable Legal Entities [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE	$ 48.7	40.4	60.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0.5	12.4	13.0
Depreciation and amortization	18.3	19.2	19.5
Selling, general and administrative	0.2	5.5	3.9
Gain on sale of assets to unconsolidated subsidiary	0.0
(Gain) loss on disposals of property and equipment	1.7	0.9	0.9
Gain on litigation settlement			0.0
Material charges and other operating items		0.0	0.0
Total costs and expenses	20.7	38.0	37.3
Equity in earnings of unconsolidated subsidiary	0.0
INCOME FROM OPERATIONS	28.0	2.4	22.7
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(155.8)	(155.5)	(145.3)
Interest income	3.6	5.1	22.1
Gain on extinguishment of debt	1.7	(31.2)	(1.5)
Other - net	(20.7)	(20.9)	(25.5)
Total other (expense) - net	(171.2)	(202.5)	(150.2)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES	(143.2)	(200.1)	(127.5)
Provision for income taxes	(8.2)	5.1	17.2
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX	209.4	7.8	(77.8)
NET INCOME	74.4	(197.4)	(222.5)
Statement of Comprehensive Income [Abstract]
NET INCOME	74.4	(197.4)	(222.5)
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes	(33.3)	(5.1)	7.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	11.4	7.4	13.8
OTHER COMPREHENSIVE INCOME (LOSS)	(21.9)	2.3	20.8
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	52.5	(195.1)	(201.7)
CURRENT ASSETS:
Cash and cash equivalents	532.0	9.5	48.6	206.3	532.0
Receivables - trade and other				1.2	1.8
Prepaid expenses and other current assets				10.7	12.9
Total current assets				218.2	546.7
Property and equipment - gross				241.9	631.0
Less accumulated depreciation and amortization				121.4	273.8
Property and equipment - net				120.5	357.2
Investment in Consolidated Subsidiary				6,387.1	6,130.3
Long-term note receivable from unconsolidated subsidiary				0.0
Due from affiliates				680.0	437.2
Investment in unconsolidated subsidiary				0.0
Other assets				36.4	5.6
TOTAL ASSETS				7,442.2	7,477.0
CURRENT LIABILITIES:
Current portion of long-term debt					126.8
Accounts payable - trade				12.9	22.4
Deferred revenue				0.0	0.1
Accrued liabilities				95.7	107.4
Total current liabilities				108.6	256.7
Long-term debt, less current portion				2,510.3	2,553.4
Due to affiliates				11.4	63.9
Other liabilities				261.2	283.9
Deferred income taxes - net				0.0	46.4
Shareholders' equity				4,550.7	4,272.7
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY				7,442.2	7,477.0
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations	(11.3)	(58.8)	5.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(18.3)	(44.5)	(23.2)
Proceeds from (Payments for) Other Financing Activities	0.0
Investment in unconsolidated subsidiary	0.0
Contributions to unconsolidated subsidiary for note receivable	0.0
Proceeds from sale of assets to unconsolidated subsidiary	0.0
Repayments of note receivable from unconsolidated subsidiary	0.0
Proceeds from disposals of property and equipment	1.0	0.4	2.9
Advances on note receivable from consolidated subsidiary			(481.3)
Collections on note receivable from consolidated subsidiary		689.7	503.5
Investments in consolidated subsidiaries	32.6	(80.6)	(37.7)
Net cash provided by (used in) investing activities	15.3	565.0	(35.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	(159.7)	58.2	89.9
Distributions to issuer	0.0	0.0	0.0
Proceeds from borrowings		500.0	220.0
Reductions of long-term debt	(170.0)	(511.8)	(317.9)
Payments of Financing Costs		24.0	1.0
Dividends paid	0.0	0.0	0.0
Debt issue costs		(8.7)
Shares repurchased for tax withholdings on vesting of restricted share units	0.0	0.0	0.0
Excess tax benefits from share-based compensation		2.6
Net cash provided by (used in) financing activities	(329.7)	16.3	(9.0)
INCREASE IN CASH AND CASH EQUIVALENTS	(325.7)	522.5	(39.1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	532.0	9.5	48.6
CASH AND CASH EQUIVALENTS, END OF PERIOD	206.3	532.0	9.5
Other non-guarantor subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Consolidating Income Statements [Abstract]
REVENUE	1,283.2	1,836.9	2,133.4
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	727.5	796.4	1,017.6
Depreciation and amortization	385.4	382.7	370.4
Selling, general and administrative	81.3	74.2	91.7
Gain on sale of assets to unconsolidated subsidiary	(157.4)
(Gain) loss on disposals of property and equipment	7.7	7.8	(8.6)
Gain on litigation settlement			0.0
Material charges and other operating items		32.9	337.3
Total costs and expenses	1,044.5	1,294.0	1,808.4
Equity in earnings of unconsolidated subsidiary	0.9
INCOME FROM OPERATIONS	239.6	542.9	325.0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(0.5)	(4.1)	(22.8)
Interest income	12.4	2.8	1.0
Gain on extinguishment of debt	0.0	0.0	0.0
Other - net	(0.2)	(8.6)	(14.9)
Total other (expense) - net	11.7	(9.9)	(36.7)
INCOME (LOSS) FROM CONTINUING OPERATIONS
INCOME BEFORE INCOME TAXES	251.3	533.0	288.3
Provision for income taxes	34.8	(6.7)	48.6
EQUITY IN EARNINGS (LOSSES) OF SUBSIDIARIES, NET OF TAX	0.0	0.0	0.0
NET INCOME	216.5	539.7	239.7
Statement of Comprehensive Income [Abstract]
NET INCOME	216.5	539.7	239.7
OTHER COMPREHENSIVE LOSS:
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive income, net of income taxes	0.0	0.0	0.0
Net reclassification adjustments for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	0.0	0.0	0.0
OTHER COMPREHENSIVE INCOME (LOSS)	0.0	0.0	0.0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	216.5	539.7	239.7
CURRENT ASSETS:
Cash and cash equivalents	719.8	457.4	244.7	1,125.6	719.8
Receivables - trade and other				211.6	299.5
Prepaid expenses and other current assets				4.5	10.3
Total current assets				1,341.7	1,029.6
Property and equipment - gross				8,592.0	8,469.8
Less accumulated depreciation and amortization				2,159.8	1,767.0
Property and equipment - net				6,432.2	6,702.8
Investment in Consolidated Subsidiary				0.0	0.0
Long-term note receivable from unconsolidated subsidiary				270.2
Due from affiliates				11.5	64.2
Investment in unconsolidated subsidiary				30.9
Other assets				7.7	29.7
TOTAL ASSETS				8,094.2	7,826.3
CURRENT LIABILITIES:
Current portion of long-term debt					0.0
Accounts payable - trade				83.6	71.5
Deferred revenue				1.1	103.8
Accrued liabilities				63.4	51.1
Total current liabilities				148.1	226.4
Long-term debt, less current portion				0.0	0.0
Due to affiliates				669.1	437.5
Other liabilities				28.6	49.7
Deferred income taxes - net				10.9	139.3
Shareholders' equity				7,237.5	6,973.4
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY				$ 8,094.2	$ 7,826.3
Consolidated Statement of Cash Flows [Abstract]
Net cash provided by (used in) operations	336.2	1,101.3	1,047.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(82.3)	(73.1)	(699.7)
Proceeds from (Payments for) Other Financing Activities	(7.7)
Investment in unconsolidated subsidiary	(30.0)
Contributions to unconsolidated subsidiary for note receivable	(357.7)
Proceeds from sale of assets to unconsolidated subsidiary	357.7
Repayments of note receivable from unconsolidated subsidiary	87.5
Proceeds from disposals of property and equipment	2.3	5.8	16.5
Advances on note receivable from consolidated subsidiary			0.0
Collections on note receivable from consolidated subsidiary		0.0	0.0
Investments in consolidated subsidiaries	0.0	0.0	0.0
Net cash provided by (used in) investing activities	(30.2)	(67.3)	(683.2)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	147.5	(53.0)	(80.9)
Distributions to issuer	(32.6)	80.8	37.5
Proceeds from borrowings		0.0	481.3
Reductions of long-term debt	0.0	(689.7)	(540.1)
Payments of Financing Costs		0.0	0.0
Dividends paid	(15.1)	(109.7)	(49.0)
Debt issue costs		0.0
Shares repurchased for tax withholdings on vesting of restricted share units	0.0	0.0	0.0
Excess tax benefits from share-based compensation		0.0
Net cash provided by (used in) financing activities	99.8	(771.6)	(151.2)
INCREASE IN CASH AND CASH EQUIVALENTS	405.8	262.4	212.7
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	719.8	457.4	244.7
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 1,125.6	$ 719.8	$ 457.4